Investment Objectives and Goals - 1919 Retail Funds	Apr. 30, 2026
1919 Financial Services Fund
Prospectus [Line Items]
Risk/Return [Heading]	1919 Financial Services Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The 1919 Financial Services Fund (the “Financial Services Fund” or the “Fund”) seeks long-term capital appreciation by investing primarily in common stocks.
1919 Socially Responsive Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	1919 Socially Responsive Balanced Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The 1919 Socially Responsive Balanced Fund (the “Socially Responsive Fund” or the “Fund”) seeks to provide high total return consisting of capital appreciation and current income.